ING Life Insurance and Annuity Company and its Variable Annuity Account C Multiple Sponsored Retirement Options

Supplement dated February 15, 2008 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and
SAI for future reference.

1.	Effective January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van Kampen
Large Cap Growth Portfolio. Accordingly, effective January 31, 2008, all references to ING FMRSM Large Cap
Growth Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with ING Van Kampen Large Cap Growth Portfolio.

2. The information for ING FMRSM Large Cap Growth Portfolio appearing in the Contract Prospectus under
Appendix V – Description of Underlying Funds is hereby deleted and replaced with the following:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed Services LLC	Seeks growth of capital over the long
Van Kampen Large Cap		term. The Portfolio’s investment
Growth Portfolio (formerly	Subadviser: Morgan Stanley	objective is not fundamental and may be
ING FMRSM Large Cap Growth	Investment Management, Inc.	changed without a shareholder vote.
Portfolio)	(d/b/a Van Kampen)

3.	On December 5, 2007, the Boards of Directors of ING Partners, Inc. and ING Investors Trust approved a proposal to reorganize certain Portfolios into the following respective “Surviving Portfolios.” Subject to approval by each Portfolio’s shareholders, after the close of business on April 25, 2008, the following
Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio

ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio

ING Legg Mason Partners Large Cap Growth	ING Marsico Growth Portfolio
Portfolio

ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio

Accordingly, effective after the close of business on April 25, 2008, investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

·	I Class of the ING Templeton Foreign Equity Portfolio will automatically be added to your contract, and all existing account balances invested in the ING JPMorgan International Portfolio (I Class) and all
existing account balances invested in the ING Templeton Foreign Equity Portfolio (S Class) will automatically become investments in the ING Templeton Foreign Equity Portfolio (I Class).
·	Class I of the ING Marsico Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Legg Mason Partners Large Cap Portfolio (I Class) and

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all existing account balances invested in the ING Marsico Growth Portfolio (Class S) will automatically become investments in the ING Marsico Growth Portfolio (Class I).
·	Class I of ING Van Kampen Capital Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Van Kampen Large Cap Growth Portfolio (Class I)
will automatically become investments in the ING Van Kampen Capital Growth Portfolio (Class I).

As a result of the reorganizations, effective April 28, 2008, all references to the Disappearing Portfolios in the
Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted, and all references to ING
Marsico Growth Portfolio (Class S) and ING Templeton Foreign Equity Portfolio (S Class), respectively, are changed to ING Marsico Growth Portfolio (Class I) and ING Templeton Foreign Equity Portfolio (I Class),
respectively.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolios after the date of the reorganizations will be automatically allocated to the Surviving Portfolios, and all future allocations directed to the ING Marsico Growth Portfolio (Class S) and ING Templeton Foreign
Equity Portfolio (S Class), respectively, will be automatically allocated to the ING Marsico Growth Portfolio
(Class I) and ING Templeton Foreign Equity Portfolio (I Class), respectively. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making fund allocation changes.

4.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus and Contract Prospectus Summary will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member
SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

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